Derivatives and Hedge Accounting - Derivatives not designated as hedging instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fortitude Re funds withheld assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ (121)	$ 33	$ 398
Excluding Fortitude Re funds withheld embedded derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	6,347	(687)	(3,978)
Derivatives not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	8,996	(35)	(4,420)
Derivatives not designated as hedging instruments | AIG
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(2,500)	(363)	2,400
Derivatives not designated as hedging instruments | Excluding Fortitude Re Funds Withheld Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	2,738	555	(916)
Derivatives not designated as hedging instruments | Policy fees
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	61	62	62
Derivatives not designated as hedging instruments | Net Investment Income
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(10)	6	2
Derivatives not designated as hedging instruments | Policyholder benefits and claims incurred
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(19)	(4)	12
Derivatives not designated as hedging instruments | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(2,386)	(585)	1,643
Derivatives not designated as hedging instruments | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	1,028	476	(239)
Derivatives not designated as hedging instruments | Equity contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(483)	(742)	206
Derivatives not designated as hedging instruments | Credit contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(1)	(11)	42
Derivatives not designated as hedging instruments | Other contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	64	64	60
Derivatives not designated as hedging instruments | Embedded derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	4,427	1,450	(2,154)
Derivatives not designated as hedging instruments | Embedded derivatives | Excluding Fortitude Re funds withheld embedded derivative | Fortitude RE
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ 6,347	$ (687)	$ (3,978)